UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund Schedule of Investments February 29, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.0%)

Albany County NY Airport Auth. Rev. VRDO	3.150%	3/7/2008 LOC	9,640	9,640
Albany NY IDA Fac. Rev.
(Albany Medical Center) VRDO	3.020%	3/7/2008 LOC	3,000	3,000
Albany NY IDA Fac. Rev.
(Holland Suites Project) VRDO	3.190%	3/7/2008 LOC	6,390	6,390
Allegany County NY IDA
(Atlantic Richfield Project) VRDO	3.450%	3/3/2008	4,700	4,700
Chemung County NY IDA Civic
Fac. Rev. (Elmira College Project) VRDO	3.130%	3/7/2008 LOC	10,000	10,000
Clifton Park NY IDA Multifamily Housing
Rev. (Coburg Village Project) VRDO	3.000%	3/7/2008 LOC	5,400	5,400
Cold Spring Harbor NY Central School
Dist. TAN	4.250%	6/30/2008	2,250	2,254
1 Erie County NY IDA School Fac. Rev.
TOB VRDO	3.160%	3/7/2008 (4)	10,000	10,000
1 Erie County NY IDA School Fac. Rev.
TOB VRDO	3.230%	3/7/2008 (4)	9,205	9,205
1 Erie County NY IDA School Fac. Rev.
TOB VRDO	3.240%	3/7/2008 (4)	3,000	3,000
1 Erie County NY IDA School Fac. Rev.
TOB VRDO	3.410%	3/7/2008 (4)	5,600	5,600
1 Erie County NY IDA School Fac. Rev.
TOB VRDO	3.500%	3/7/2008 (4)	2,200	2,200
Great Neck NY UFSD TAN	4.000%	6/26/2008	15,000	15,026
Half Hollow Hills NY Central School
Dist. Huntington & Babylon TAN	4.250%	6/30/2008	24,000	24,044
Harrison NY BAN	4.250%	6/20/2008	7,000	7,012
1 Haverstraw-Stony Point NY Central
School Dist. GO TOB VRDO	3.410%	3/7/2008 (4)	12,100	12,100
1 Haverstraw-Stony Point NY Central
School Dist. GO TOB VRDO	3.500%	3/7/2008 (4)	1,550	1,550
1 Hudson Yards Infrastructure Corp.
New York Rev. TOB VRDO	3.200%	3/7/2008 (3)(4)	14,400	14,400
1 Hudson Yards Infrastructure Corp.
New York Rev. TOB VRDO	3.210%	3/7/2008 (3)(4)	46,500	46,500
1 Hudson Yards Infrastructure Corp.
New York Rev. TOB VRDO	4.000%	3/7/2008 (1)	17,100	17,100
Jericho NY UFSD TAN	4.250%	6/20/2008	3,750	3,756
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.140%	3/7/2008	25,215	25,215
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.140%	3/7/2008	22,880	22,880
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.180%	3/7/2008	7,745	7,745
1 Liberty NY Dev. Corp. Rev. TOB VRDO	3.180%	3/7/2008	6,565	6,565
Long Island NY Power Auth.
Electric System Rev.	4.750%	4/1/2008 (Prere.)	4,000	4,050
Long Island NY Power Auth.
Electric System Rev.	5.125%	4/1/2008 (1)(Prere.)	10,940	11,062
Long Island NY Power Auth.
Electric System Rev.	5.125%	4/1/2008 (1)(Prere.)	14,255	14,414
Long Island NY Power Auth.
Electric System Rev.	5.000%	6/1/2008 (Prere.)	8,000	8,143
Long Island NY Power Auth.
Electric System Rev.	5.000%	6/1/2008 (4)(Prere.)	13,000	13,172
Long Island NY Power Auth.
Electric System Rev.	5.125%	6/1/2008 (4)(Prere.)	18,000	18,243
Long Island NY Power Auth.
Electric System Rev.	5.125%	6/1/2008 (4)(Prere.)	61,985	62,916
Long Island NY Power Auth.
Electric System Rev.	5.250%	6/1/2008 (1)(Prere.)	35,290	35,792
Long Island NY Power Auth.
Electric System Rev.	5.250%	6/1/2008 (2)(Prere.)	4,400	4,482
Long Island NY Power Auth.
Electric System Rev.	5.750%	6/1/2008 (Prere.)	9,605	9,790
Long Island NY Power Auth.
Electric System Rev. CP	2.800%	3/10/2008 LOC	59,200	59,200
1 Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.210%	3/7/2008 (12)	69,300	69,300
1 Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.240%	3/7/2008 (2)(4)	14,000	14,000
Long Island NY Power Auth.
Electric System Rev. VRDO	2.850%	3/7/2008 (4)	4,100	4,100
Long Island NY Power Auth.
Electric System Rev. VRDO	3.200%	3/7/2008 (4)	49,610	49,610
Long Island NY Power Auth.
Electric System Rev. VRDO	4.000%	3/7/2008 (1)	41,600	41,600
Long Island Power Auth.
NY Electric System Rev. VRDO	2.870%	3/7/2008 (4)	10,575	10,575
Massapequa NY UFSD TAN	4.250%	6/26/2008	3,000	3,005
Metro. New York Transp. Auth. Rev.
(Commuter Fac.)	6.000%	7/1/2008 (3)(Prere.)	9,000	9,082
1 Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	3.170%	3/7/2008 (4)	7,500	7,500
1 Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	4.540%	3/7/2008 (1)	11,385	11,385
1 Metro. New York Transp. Auth. Rev.
(Transit Rev.) TOB VRDO	3.190%	3/7/2008 (4)	6,000	6,000
Metro. New York Transp. Auth. Rev.
(Transit Rev.) VRDO	2.940%	3/7/2008 LOC	23,160	23,160
1 Metro. New York Transp. Auth. Rev.
TOB VRDO	3.190%	3/7/2008 (4)	5,150	5,150
1 Metro. New York Transp. Auth. Rev.
TOB VRDO	3.320%	3/7/2008 (3)(4)	14,850	14,850
1 Metro. New York Transp. Auth. Rev.
TOB VRDO	4.580%	3/7/2008 (1)	6,615	6,615
Metro. New York Transp. Auth. Rev. VRDO	3.080%	3/7/2008 (4)	3,500	3,500
Metro. New York Transp. Auth. Rev. VRDO	3.250%	3/7/2008 LOC	30,600	30,600
Metro. New York Transp. Auth.
Transit Fac. CP	2.700%	3/6/2008 LOC	30,000	30,000
Metro. New York Transp. Auth.
Transit Fac. CP	3.380%	3/6/2008 LOC	25,000	25,000
Monroe County NY IDA
(Monroe Community College) VRDO	3.140%	3/7/2008 LOC	4,000	4,000
Monroe County NY IDA
(Nazareht College) VRDO	2.870%	3/7/2008 LOC	2,330	2,330
Muni. Assistance Corp.
for New York City NY	5.000%	7/1/2008	10,000	10,056
Nassau County NY RAN	4.250%	5/30/2008	65,000	65,091
Nassau County NY TAN	3.750%	10/31/2008	45,000	45,205
Nassau County NY VRDO	2.900%	3/7/2008 LOC	25,000	25,000
Nassau Health Care Corp. NY VRDO	2.990%	3/7/2008 (4)	14,000	14,000
Nassau Health Care Corp. NY VRDO	3.080%	3/7/2008 (4)	13,605	13,605
New York City NY Capital Resources
(Enhanced Assistance PG) VRDO	2.900%	3/7/2008 LOC	8,500	8,500
New York City NY Capital Resources
(Enhanced Assistance PG) VRDO	2.900%	3/7/2008 LOC	4,420	4,420
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	3.350%	3/7/2008 LOC	6,000	6,000
New York City NY Cultural Resources Rev.
(Solomon R. Guggenheim Foundation) VRDO	2.900%	3/7/2008 LOC	14,207	14,207
1 New York City NY GO TOB PUT	4.450%	3/7/2008 (3)	9,635	9,635
1 New York City NY GO TOB VRDO	3.140%	3/7/2008	2,780	2,780
1 New York City NY GO TOB VRDO	3.170%	3/7/2008 (1)	5,840	5,840
1 New York City NY GO TOB VRDO	3.190%	3/7/2008 (4)	6,144	6,144
1 New York City NY GO TOB VRDO	3.230%	3/7/2008	50,000	50,000
1 New York City NY GO TOB VRDO	3.260%	3/7/2008 (2)	4,555	4,555
1 New York City NY GO TOB VRDO	3.260%	3/7/2008 (2)	24,750	24,750
1 New York City NY GO TOB VRDO	3.450%	3/7/2008 (4)	8,405	8,405
1 New York City NY GO TOB VRDO	3.660%	3/7/2008 (2)	7,695	7,695
New York City NY GO VRDO	3.050%	3/3/2008 (4)	4,100	4,100
New York City NY GO VRDO	3.050%	3/3/2008 LOC	9,215	9,215
New York City NY GO VRDO	3.050%	3/3/2008 LOC	1,800	1,800
New York City NY GO VRDO	3.100%	3/3/2008 (4)	2,000	2,000
New York City NY GO VRDO	3.100%	3/3/2008 LOC	13,235	13,235
New York City NY GO VRDO	3.100%	3/3/2008 (4)	1,800	1,800
New York City NY GO VRDO	3.100%	3/3/2008 (4)	2,300	2,300
New York City NY GO VRDO	3.100%	3/3/2008 (4)	1,400	1,400
New York City NY GO VRDO	3.100%	3/3/2008 (4)	1,400	1,400
New York City NY GO VRDO	3.400%	3/3/2008 LOC	1,600	1,600
New York City NY GO VRDO	3.400%	3/3/2008 LOC	5,300	5,300
New York City NY GO VRDO	3.550%	3/3/2008 LOC	9,600	9,600
New York City NY GO VRDO	3.550%	3/3/2008 LOC	6,270	6,270
New York City NY GO VRDO	2.820%	3/7/2008 LOC	5,695	5,695
New York City NY GO VRDO	2.940%	3/7/2008 LOC	23,000	23,000
New York City NY GO VRDO	3.000%	3/7/2008 LOC	8,800	8,800
New York City NY GO VRDO	3.120%	3/7/2008	10,000	10,000
New York City NY GO VRDO	5.000%	3/7/2008 (2)	13,525	13,525
New York City NY Housing Dev. Corp.
Multi-Family Rev. (Beacon Mews) VRDO	3.270%	3/7/2008 LOC	10,000	10,000
New York City NY Housing Dev. Corp.
Multi-Family Rev. (First Avenue) VRDO	3.150%	3/7/2008	24,205	24,205
1 New York City NY Housing Dev. Corp.
Multi-Family Rev. TOB VRDO	3.260%	3/7/2008	12,505	12,505
1 New York City NY Housing Dev. Corp.
Multi-Family Rev. TOB VRDO	3.260%	3/7/2008	12,515	12,515
New York City NY Housing Dev. Corp.
Multi-Family Rev. VRDO	3.100%	3/7/2008	45,800	45,800
New York City NY Housing Dev. Corp.
Rev. (Multi-Family Rent Housing -
155 West 21st Street) VRDO	2.820%	3/7/2008	11,400	11,400
New York City NY Housing Dev. Corp.
Rev. (Multi-Family Rent Housing -
201 Pearl Street) VRDO	2.820%	3/7/2008 LOC	21,300	21,300
New York City NY Housing Dev. Corp.
Rev. (Multi-Family Rent Housing -
Atlantic Court) VRDO	3.150%	3/7/2008	53,100	53,100
1 New York City NY Housing Dev. Corp.
Rev. (Multi-Family Rent Housing -
Ocean Gate) VRDO	2.900%	3/7/2008	32,530	32,530
New York City NY Housing Dev. Corp.
Rev. (Multi-Family Rent Housing -
One Columbus Place) VRDO	3.150%	3/7/2008 LOC	32,000	32,000
1 New York City NY Housing Dev. Corp.
Rev. TOB PUT	3.750%	3/6/2008 (3)	12,705	12,705
1 New York City NY Housing Dev. Corp.
Rev. TOB VRDO	4.370%	3/7/2008 (3)	5,115	5,115
New York City NY Housing Dev. Corp.
Rev. VRDO	3.100%	3/7/2008	22,200	22,200
New York City NY IDA
(NY Congregational Nursing Center Project)
VRDO	2.980%	3/7/2008 LOC	4,800	4,800
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	2.980%	3/7/2008 LOC	16,100	16,100
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	2.980%	3/7/2008 LOC	7,200	7,200
New York City NY Muni. Water Finance
Auth. Water & Sewer System CP	0.900%	3/4/2008	10,000	10,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.140%	3/7/2008	5,625	5,625
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.140%	3/7/2008	10,582	10,582
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.170%	3/7/2008	10,000	10,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.180%	3/7/2008	4,500	4,500
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.180%	3/7/2008	9,055	9,055
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.180%	3/7/2008	7,200	7,200
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.180%	3/7/2008	4,800	4,800
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.220%	3/7/2008 (4)	4,500	4,500
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.220%	3/7/2008 (4)	20,015	20,015
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.260%	3/7/2008 (2)	22,125	22,125
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.260%	3/7/2008 (1)	12,685	12,685
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.410%	3/7/2008	38,095	38,095
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.410%	3/7/2008 (4)	9,260	9,260
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.410%	3/7/2008	2,765	2,765
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.410%	3/7/2008	1,945	1,945
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.410%	3/7/2008	2,000	2,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.480%	3/7/2008 (1)	9,155	9,155
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	5.700%	3/7/2008 (2)	4,935	4,935
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.050%	3/3/2008	14,750	14,750
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.050%	3/3/2008	28,355	28,355
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.100%	3/3/2008	2,500	2,500
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.350%	3/3/2008	11,000	11,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.400%	3/3/2008	6,000	6,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.550%	3/3/2008	25,045	25,045
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.550%	3/3/2008	1,260	1,260
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.260%	3/7/2008 (2)	6,515	6,515
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.320%	3/7/2008 (2)(4)	9,400	9,400
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.410%	3/7/2008 (1)	14,775	14,775
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.410%	3/7/2008 (1)	6,585	6,585
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.410%	3/7/2008 (1)	2,570	2,570
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.410%	3/7/2008 (1)	2,250	2,250
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.480%	3/7/2008 (1)	5,675	5,675
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.480%	3/7/2008 (1)	4,805	4,805
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.660%	3/7/2008 (2)	6,400	6,400
1 New York City NY Transitional Finance
Auth. Building Aid Rev. TOB PUT	3.760%	6/5/2008 LOC	10,000	10,000
1 New York City NY Transitional Finance
Auth. Rev. Future Tax TOB VRDO	3.270%	3/7/2008 (2)(4)	18,915	18,915
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	3.140%	3/7/2008	20,895	20,895
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	3.220%	3/7/2008 (4)	7,600	7,600
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	3.410%	3/7/2008 (1)	20,790	20,790
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	3.410%	3/7/2008	15,415	15,415
1 New York City NY Transitional Finance
Auth. Rev. TOB VRDO	3.410%	3/7/2008 (3)	18,905	18,905
New York City NY Transitional Finance
Auth. Rev. VRDO	3.050%	3/3/2008	43,125	43,125
New York City NY Transitional Finance
Auth. Rev. VRDO	3.050%	3/3/2008	17,715	17,715
New York City NY Transitional Finance
Auth. Rev. VRDO	3.910%	3/3/2008	3,720	3,720
New York City NY Transitional Finance
Auth. Rev. VRDO	4.000%	3/3/2008	13,020	13,020
New York City NY Transitional Finance
Auth. Rev. VRDO	4.000%	3/3/2008	3,500	3,500
New York City NY Transitional Finance
Auth. Rev. VRDO	4.000%	3/3/2008	8,100	8,100
New York City NY Transitional Finance
Auth. Rev. VRDO	2.820%	3/7/2008	8,465	8,465
New York City NY Transitional Finance
Auth. Rev. VRDO	3.050%	3/7/2008	12,900	12,900
New York City NY Transitional Finance
Auth. Rev. VRDO	3.050%	3/7/2008	13,670	13,670
New York City NY Transitional Finance
Auth. Rev. VRDO	3.220%	3/7/2008	53,865	53,865
1 New York Convention Center
Dev. Corp. Rev. TOB VRDO	3.210%	3/7/2008 (12)	15,500	15,500
New York State Dormitory Auth. Rev.
(Catholic Health) VRDO	2.980%	3/7/2008 LOC	8,280	8,280
New York State Dormitory Auth. Rev.
(Catholic Health) VRDO	2.980%	3/7/2008 LOC	27,495	27,495
1 New York State Dormitory Auth. Rev.
(City Univ.) TOB VRDO	3.450%	3/7/2008 (4)	7,185	7,185
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	3.360%	3/5/2008	12,800	12,800
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	2.730%	5/8/2008	26,670	26,670
New York State Dormitory Auth. Rev.
(Cornell Univ.) CP	2.670%	3/7/2008	12,400	12,400
New York State Dormitory Auth. Rev.
(Cornell Univ.) CP	1.050%	4/7/2008	33,725	33,725
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.000%	3/7/2008	26,330	26,330
1 New York State Dormitory Auth. Rev.
(Memorial Sloan Kettering) TOB VRDO	3.410%	3/7/2008 (1)	7,075	7,075
1 New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	4.360%	3/7/2008 (1)	9,225	9,225
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.080%	3/7/2008	71,500	71,500
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.220%	3/7/2008 (4)	11,870	11,870
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.350%	3/7/2008 (4)	32,640	32,640
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.500%	3/7/2008 (1)	21,200	21,200
New York State Dormitory Auth. Rev.
(New York Public Library) VRDO	4.000%	3/7/2008 (1)	35,940	35,940
New York State Dormitory Auth. Rev.
(New York Public Library) VRDO	4.000%	3/7/2008 (1)	9,900	9,900
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.170%	3/7/2008	11,950	11,950
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.180%	3/7/2008	4,305	4,305
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.180%	3/7/2008	28,385	28,385
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.180%	3/7/2008	40,340	40,340
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.260%	3/7/2008 (1)	5,485	5,485
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.450%	3/7/2008 (2)	17,725	17,725
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.500%	3/7/2008 (2)	5,835	5,835
New York State Dormitory Auth. Rev.
(Rockefeller Univ.) VRDO	3.000%	3/7/2008	24,400	24,400
New York State Dormitory Auth. Rev.
(St. John's Univ.)	5.250%	7/1/2008 (1)(Prere.)	15,170	15,396
1 New York State Dormitory Auth. Rev.
(Vassar College) TOB PUT	3.400%	3/13/2008	5,315	5,315
New York State Dormitory Auth. Rev. Non State
Supported Debt (Rockefellar Univ.) VRDO	3.000%	3/7/2008	12,215	12,215
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.140%	3/7/2008	15,200	15,200
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.170%	3/7/2008	28,625	28,625
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.170%	3/7/2008 (1)	11,175	11,175
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.180%	3/7/2008	52,305	52,305
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.180%	3/7/2008	3,500	3,500
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.190%	3/7/2008	25,000	25,000
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.190%	3/7/2008	18,380	18,380
1 New York State Dormitory Auth. Rev.
TOB VRDO	3.480%	3/7/2008 (1)	7,750	7,750
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	2.900%	3/7/2008 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.000%	3/7/2008 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.170%	3/7/2008 LOC	13,700	13,700
1 New York State Environmental Fac. Corp.
PCR TOB VRDO	3.260%	3/7/2008 (4)	25,400	25,400
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/2008	9,415	9,456
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.140%	3/7/2008	19,540	19,540
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.180%	3/7/2008	6,355	6,355
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.180%	3/7/2008	9,690	9,690
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.190%	3/7/2008	16,500	16,500
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.210%	3/7/2008	9,990	9,990
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.350%	3/7/2008	5,375	5,375
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.410%	3/7/2008	8,050	8,050
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.410%	3/7/2008	2,555	2,555
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.410%	3/7/2008	15,415	15,415
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.410%	3/7/2008	26,485	26,485
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.410%	3/7/2008	11,290	11,290
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.000%	3/3/2008	18,100	18,100
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.110%	3/3/2008	26,700	26,700
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev. (General Electric Co.) VRDO	3.110%	3/3/2008	25,900	25,900
New York State GO PUT	3.200%	5/15/2008 LOC	14,700	14,700
New York State GO PUT	2.800%	7/2/2008 LOC	16,000	16,000
New York State Housing Finance Agency Rev.
(Brook Avenue Apartments) VRDO	2.900%	3/7/2008 LOC	10,300	10,300
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	3.290%	3/7/2008	66,170	66,170
New York State Housing Finance Agency Rev.
(Clinton Green North) VRDO	3.270%	3/7/2008 LOC	40,000	40,000
New York State Housing Finance Agency Rev.
(Overlook Apartments) VRDO	2.950%	3/7/2008	5,400	5,400
New York State Housing Finance Agency Rev.
(Residential) VRDO	3.920%	3/7/2008 (2)	6,500	6,500
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	3.100%	3/7/2008 LOC	55,000	55,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	2.980%	3/7/2008 LOC	47,900	47,900
New York State Housing Finance Agency Rev.
(West 31st Street) VRDO	2.820%	3/7/2008	10,000	10,000
New York State Housing Finance Agency Rev. VRDO	2.820%	3/7/2008	50,000	50,000
New York State Housing Finance Agency Rev. VRDO	2.850%	3/7/2008	4,500	4,500
New York State Housing Finance Agency Rev. VRDO	2.950%	3/7/2008	22,000	22,000
New York State Housing Finance Agency Rev. VRDO	2.980%	3/7/2008 LOC	50,000	50,000
New York State Housing Finance Agency Rev. VRDO	3.150%	3/7/2008 LOC	22,300	22,300
New York State Housing Finance Agency Rev. VRDO	3.270%	3/7/2008 LOC	31,000	31,000
New York State Housing Finance Agency
Service Contract Rev. VRDO	2.820%	3/7/2008 LOC	24,100	24,100
New York State Housing Finance Agency
Service Contract Rev. VRDO	2.980%	3/7/2008	26,700	26,700
New York State Housing Finance Agency
Service Contract Rev. VRDO	2.980%	3/7/2008 LOC	9,000	9,000
New York State Housing Finance Agency
Service Contract Rev. VRDO	3.270%	3/7/2008 LOC	25,000	25,000
New York State Local Govt. Assistance Corp. VRDO	2.800%	3/7/2008 LOC	32,775	32,775
New York State Local Govt. Assistance Corp. VRDO	2.820%	3/7/2008 LOC	51,675	51,675
New York State Local Govt. Assistance Corp. VRDO	2.860%	3/7/2008 LOC	6,100	6,100
New York State Local Govt. Assistance Corp. VRDO	3.000%	3/7/2008 LOC	19,400	19,400
New York State Local Govt. Assistance Corp. VRDO	3.100%	3/7/2008 (4)	10,450	10,450
New York State Mortgage Agency Rev.
(Homeowner Mortgage) VRDO	3.600%	3/3/2008	16,665	16,665
1 New York State Mortgage Agency Rev. TOB VRDO	3.200%	3/7/2008	24,315	24,315
New York State Mortgage Agency Rev. VRDO	3.150%	3/3/2008	19,000	19,000
New York State Mortgage Agency Rev. VRDO	2.970%	3/7/2008	28,200	28,200
New York State Power Auth. Rev. CP	2.800%	4/7/2008	44,200	44,200
New York State Power Auth. Rev. CP	2.650%	4/9/2008	15,000	15,000
New York State Power Auth. Rev. CP	2.100%	5/1/2008	12,925	12,925
New York State Power Auth. Rev. PUT	3.640%	9/1/2008	29,440	29,440
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2008 (1)(ETM)	6,000	6,007
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.170%	3/7/2008 (2)	7,995	7,995
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.170%	3/7/2008 (2)	10,365	10,365
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.170%	3/7/2008	42,590	42,590
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.170%	3/7/2008	15,110	15,110
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.260%	3/7/2008 (1)	5,950	5,950
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.260%	3/7/2008 (2)	11,480	11,480
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.400%	3/7/2008 (1)	8,365	8,365
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.500%	3/7/2008 (2)	9,270	9,270
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.660%	3/7/2008 (2)	7,500	7,500
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.660%	3/7/2008 (2)	4,685	4,685
1 New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	4.140%	3/7/2008 (2)	13,490	13,490
1 New York State Thruway Auth. Rev.
(Personal Income Tax) TOB VRDO	3.500%	3/7/2008	2,500	2,500
1 New York State Thruway Auth. Rev.
(Personal Income Tax) TOB VRDO	3.730%	3/7/2008 (2)	5,205	5,205
New York State Thruway Auth. Rev.
(Service Contract)	5.000%	3/15/2008	23,100	23,112
1 New York State Thruway Auth. Rev. TOB VRDO	3.220%	3/7/2008 LOC	8,900	8,900
1 New York State Thruway Auth. Rev. TOB VRDO	3.410%	3/7/2008 (4)	4,445	4,445
1 New York State Thruway Auth. Rev. TOB VRDO	3.660%	3/7/2008 (2)	8,045	8,045
1 New York State Thruway Auth. Rev. TOB VRDO	3.660%	3/7/2008 (2)	31,940	31,940
1 New York State Thruway Auth. Rev. TOB VRDO	4.140%	3/7/2008 (1)(3)(4)	40,400	40,400
1 New York State Thruway Auth. Rev. TOB VRDO	4.270%	3/7/2008 (3)	25,855	25,855
1 New York State Urban Dev. Corp. Rev. TOB VRDO	3.140%	3/7/2008	7,900	7,900
1 New York State Urban Dev. Corp. Rev. TOB VRDO	3.260%	3/7/2008 (2)	5,280	5,280
1 New York State Urban Dev. Corp. Rev. TOB VRDO	3.410%	3/7/2008 (4)	6,655	6,655
1 New York State Urban Dev. Corp. Rev. TOB VRDO	3.450%	3/7/2008 (4)	13,880	13,880
Niagara County NY IDA Civic Fac.
Var-Student Housing Rev. VRDO	3.140%	3/7/2008 LOC	5,000	5,000
Oneida County NY IDA Rev.
(Hamilton College) VRDO	8.940%	3/7/2008 (1)	49,195	49,195
Onondaga County NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	2.800%	3/7/2008 LOC	3,885	3,885
Onondaga County NY IDA Civic Fac. Rev. VRDO	2.990%	3/7/2008 LOC	11,280	11,280
1 Orange County NY TOB VRDO	3.410%	3/7/2008	1,170	1,170
Orangetown NY BAN	4.000%	3/28/2008	14,100	14,104
Oyster Bay NY BAN	4.000%	3/14/2008	18,875	18,878
Oyster Bay NY BAN	4.000%	9/19/2008	42,000	42,126
1 Port Auth. of New York & New Jersey Rev. TOB PUT	3.780%	3/6/2008 (4)	9,945	9,945
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.190%	3/7/2008 (4)	10,000	10,000
1 Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.200%	3/7/2008 (1)	6,140	6,140
Rensselaer County NY IDA Fac. Rev. VRDO	3.160%	3/7/2008 LOC	4,000	4,000
Riverhead NY IDA Rev.
(Central Suffolk Hosp.) VRDO	2.980%	3/7/2008 LOC	7,000	7,000
Riverhead NY IDA Rev.
(Central Suffolk Hosp.) VRDO	2.980%	3/7/2008 LOC	5,000	5,000
Rockland County NY BAN	4.000%	3/20/2008	65,000	65,015
Southampton Town NY BAN	4.000%	4/3/2008	7,300	7,303
Suffolk County NY Water Auth. Rev. VRDO	2.750%	3/7/2008	46,700	46,700
Suffolk County NY Water Auth. Rev. VRDO	2.750%	3/7/2008	23,335	23,335
Syosset NY Central School Dist. TAN	4.250%	6/27/2008	15,000	15,028
Syracuse NY IDA Civic Facility Rev.
(Syracuse Univ. Project) VRDO	3.300%	3/3/2008 LOC	13,500	13,500
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.350%	3/3/2008	1,580	1,580
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.000%	3/7/2008	8,390	8,390
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.000%	3/7/2008	15,700	15,700
1 Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.180%	3/7/2008	9,260	9,260
1 Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.290%	3/7/2008 (1)	7,425	7,425
1 Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.390%	3/7/2008 (1)	1,995	1,995
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	2.920%	3/7/2008	73,370	73,370
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	2.940%	3/7/2008	48,075	48,075
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.000%	3/7/2008	90,500	90,500
Triborough Bridge & Tunnel Auth.
New York Rev. VRDO	3.400%	3/7/2008	5,200	5,200
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute) VRDO	2.900%	3/7/2008 LOC	10,000	10,000
Watervliet NY Housing Auth. Rev.
(Beltrone Senior Living) VRDO	3.170%	3/7/2008 LOC	14,000	14,000
West Islip NY UFSD TAN	4.000%	6/27/2008	16,000	16,030
White Plains NY City School Dist. BAN	3.750%	6/17/2008	15,000	15,032

Total Municipal Bonds
(Cost $5,118,360)				5,118,360

Other Assets and Liabilities-Net (1.0%)				49,126

Net Assets (100%)				5,167,486

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $1,709,731,000, representing 33.1% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At February 29, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund Schedule of Investments February 29, 2008
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (100.2%)

Albany County NY GO	5.000%	10/1/2012 (3)	4,400	4,550
Albany NY IDA Fac. Rev.
(St. Peter's Hospital Project)	5.250%	11/15/2027	5,000	4,591
Albany NY IDA Fac. Rev.
(St. Peter's Hospital Project)	5.250%	11/15/2032	5,000	4,449
Battery Park City NY Auth. Rev.	5.250%	11/1/2015	12,520	13,561
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	2,665	2,670
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	335	335
Buffalo NY GO	5.125%	2/1/2012 (2)	1,870	1,917
Buffalo NY GO	5.125%	2/1/2013 (2)	2,945	3,018
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	3,510	3,754
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	5,000	5,314
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	4,741
Erie County NY Water Auth. Rev.	6.000%	12/1/2008 (2)(ETM)	525	537
Hempstead NY GO	5.625%	2/1/2012 (3)	1,220	1,232
Hempstead NY GO	5.625%	2/1/2013 (3)	960	970
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2017	2,360	2,436
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2019	3,200	3,253
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/2047 (3)	10,000	9,079
Huntington NY GO	6.700%	2/1/2011 (3)	310	341
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/2035	23,800	22,959
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/2013	15,690	16,752
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2014 (4)	5,000	3,901
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2019 (4)	2,460	1,417
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2021 (4)	13,355	6,754
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2023 (4)	35,500	15,888
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2024 (4)	21,830	9,123
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/2027 (4)	18,905	6,454
Metro. New York Transp. Auth. Rev.	5.000%	11/15/2023	5,000	4,822
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/2009 (3)(Prere.)	3,000	3,092
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	7,900	8,347
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	32,500	37,063
Metro. New York Transp. Auth. Rev. (Transit Rev.)	4.750%	7/1/2008 (1)(Prere.)	5,000	5,088
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (1)	4,000	4,256
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (2)	38,075	40,510
1 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (2)	35,000	37,222
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (1)	5,000	5,317
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2019 (1)	6,000	6,247
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2020 (1)	7,000	7,193
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/2022	5,000	4,879
Metro. New York Transp. Auth. Rev.
(Transit Rev.) PUT	5.000%	11/15/2014	40,550	42,483
Monroe Tobacco Securitization Corp.
New York Tobacco Settlement Rev.	6.375%	6/1/2010 (Prere.)	15,000	16,249
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/2011 (3)	1,770	1,860
Nassau County NY GO	5.250%	6/1/2011 (2)	3,670	3,829
Nassau County NY GO	5.250%	6/1/2012 (2)	4,670	4,902
Nassau County NY GO	5.250%	6/1/2013 (2)	6,905	7,248
Nassau County NY GO	5.250%	6/1/2014 (2)	6,585	6,912
Nassau County NY GO	5.000%	1/15/2016 (4)	4,575	4,929
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.000%	7/1/2044 (1)	5,000	4,675
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.500%	1/1/2016 (2)	2,000	2,024
New York City NY GO	5.750%	5/15/2010 (4)(Prere.)	4,540	4,855
New York City NY GO	5.875%	5/15/2010 (4)(Prere.)	4,670	5,006
New York City NY GO	5.250%	3/15/2011 (2)(Prere.)	390	417
New York City NY GO	5.750%	3/15/2012 (4)(Prere.)	1,560	1,701
New York City NY GO	5.125%	8/1/2013 (4)	19,025	19,970
New York City NY GO	5.375%	8/1/2013 (3)	8,295	8,451
New York City NY GO	5.000%	1/1/2014	5,010	5,303
New York City NY GO	5.000%	2/1/2014	3,500	3,706
New York City NY GO	5.000%	8/1/2014	2,800	2,973
New York City NY GO	5.000%	8/1/2014	2,500	2,654
New York City NY GO	5.000%	8/1/2014	2,330	2,474
New York City NY GO	5.000%	8/1/2014	6,500	6,901
New York City NY GO	5.000%	8/1/2014	2,505	2,660
New York City NY GO	5.200%	8/1/2014 (4)	5,000	5,247
New York City NY GO	5.250%	9/1/2014	4,060	4,371
New York City NY GO	5.000%	4/1/2015 (4)	5,885	6,301
New York City NY GO	5.250%	3/15/2016 (2)	4,610	4,865
New York City NY GO	5.000%	8/1/2016	17,425	18,292
New York City NY GO	5.000%	2/1/2017	9,335	9,707
New York City NY GO	5.000%	8/1/2022	10,000	9,818
New York City NY GO	5.000%	8/1/2024	10,000	9,663
New York City NY GO	5.000%	8/1/2025	8,905	8,564
New York City NY GO VRDO	3.000%	3/3/2008 LOC	600	600
New York City NY GO VRDO	3.100%	3/3/2008 LOC	3,825	3,825
New York City NY GO VRDO	3.100%	3/3/2008 (4)	2,100	2,100
New York City NY GO VRDO	3.400%	3/3/2008 LOC	20,000	20,000
New York City NY GO VRDO	3.550%	3/3/2008 LOC	5,000	5,000
New York City NY GO VRDO	3.700%	3/3/2008 LOC	3,700	3,700
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2031 (2)	37,990	35,816
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2036 (2)	11,285	10,592
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/2039 (2)	20,405	19,097
New York City NY IDA (Yankee Stadium)	5.000%	3/1/2036 (1)	44,000	41,293
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/2009 (3)(Prere.)	30,650	32,095
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/2017	10,000	6,544
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/2017	25,015	26,700
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/2018	10,000	6,131
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/2018	25,095	26,544
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/2021	4,490	2,266
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2027 (1)	17,000	16,689
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2031	9,000	8,664
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2036	20,055	19,148
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/2039	10,000	9,504
2 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.220%	3/7/2008 (4)	4,500	4,500
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.050%	3/3/2008	3,700	3,700
3 New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2023 (1)	6,100	6,104
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2026 (1)	10,000	9,856
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/2009 (Prere.)	1,660	1,728
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/2009 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/2009 (Prere.)	1,325	1,379
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/2010 (Prere.)	6,320	6,676
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/2010 (Prere.)	930	995
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2011 (Prere.)	4,420	4,754
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2011 (Prere.)	2,955	3,178
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2011 (Prere.)	2,435	2,619
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2012	2,805	3,006
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/2013	12,270	13,154
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2014	7,580	8,083
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/2014	17,720	18,866
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2015	7,310	7,757
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2015	2,565	2,732
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/2015	9,395	10,004
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/2016	8,415	8,930
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/2016	11,045	11,768
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/2016	2,735	2,928
New York City NY Transitional Finance Auth.
Rev. Future Tax	5.000%	11/1/2012	10,000	10,742
New York City NY Transitional Finance Auth.
Rev. VRDO	3.050%	3/3/2008	4,000	4,000
New York City NY Transitional Finance Auth.
Rev. VRDO	4.000%	3/3/2008	2,430	2,430
New York City NY Transitional Finance Auth.
Rev. VRDO	4.000%	3/3/2008	8,725	8,725
New York City NY Transitional Finance Auth.
Rev. VRDO	4.000%	3/3/2008	2,630	2,630
New York State Dormitory Auth. Rev.	5.250%	2/15/2019 (3)	2,420	2,506
New York State Dormitory Auth. Rev.	5.250%	2/15/2020 (3)	2,555	2,625
New York State Dormitory Auth. Rev.	5.250%	2/15/2021 (3)	1,680	1,713
New York State Dormitory Auth. Rev.	5.250%	2/15/2022 (3)	2,825	2,858
New York State Dormitory Auth. Rev.	5.250%	2/15/2023 (3)	1,120	1,128
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/2018 (4)(7)	16,845	17,346
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/2025 (4)(7)	2,000	1,957
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/2022 (1)	10,000	10,118
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	2,215	2,355
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	4,475	4,757
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2011 (3)	5,950	6,236
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2015 (3)	31,620	33,145
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2016 (3)	7,255	7,607
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2020 (3)	14,525	15,414
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2022 (3)	9,240	9,622
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2023 (3)	7,915	8,206
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	4,900	5,085
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	5,100	5,279
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2021	6,990	7,116
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2022	7,345	7,438
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2023	7,575	7,704
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2026	4,000	3,962
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2031	6,905	6,692
New York State Dormitory Auth. Rev. (Cornell Univ.)	5.000%	7/1/2035	14,950	14,410
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.420%	3/3/2008	1,100	1,100
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/2010 (2)(Prere.)	21,370	22,853
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/2015 (2)	40	40
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/2020	3,965	3,852
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/2021	4,035	3,884
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/2022	4,285	4,079
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/2026	1,800	1,674
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/2026	5,495	5,110
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/2034	5,000	4,441
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	105	112
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	90	96
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	95	102
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	15	16
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,660	2,843
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,370	2,533
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	2,515	2,688
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/2025 (3)	6,575	6,399
New York State Dormitory Auth. Rev.
(Montefiore Hosp.)	5.000%	8/1/2033 (3)(4)	10,000	9,397
New York State Dormitory Auth. Rev.
(Mount Sinai School Medical)	5.150%	7/1/2024 (1)	9,000	8,748
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2016 (1)	3,500	3,928
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2020 (1)	6,000	6,587
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2027 (1)	5,000	5,276
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2040 (2)	34,330	34,576
3 New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/2012	5,250	5,645
3 New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/2014	9,500	10,261
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2017	28,505	30,316
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2018	29,930	31,554
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2023 (4)	4,200	4,212
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/2024 (2)	18,170	18,838
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/2026 (2)	7,500	7,360
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/2019 (2)	3,955	4,092
New York State Dormitory Auth. Rev.
(Rockefeller Univ.)	5.000%	7/1/2018	2,805	2,847
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/2019 (1)	15,900	17,266
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	5,500	5,921
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.500%	7/1/2023 (1)	14,000	14,335
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.000%	7/1/2030	35,000	33,632
New York State Dormitory Auth. Rev.
(St. Joseph's Hosp.)	5.250%	7/1/2018 (1)	6,700	6,826
New York State Dormitory Auth. Rev.
(State Univ. Dormitory Facs.)	5.000%	7/1/2032	10,000	9,579
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/2009 (2)	1,590	1,661
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	5,000	5,374
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	12,500	13,434
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2010 (1)(Prere.)	10,660	11,456
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	16,160	17,158
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/2013	5,000	5,338
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2013 (1)	27,285	28,969
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/2017 (4)	3,750	4,191
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2021 (3)	3,000	3,154
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/2024 (3)	7,790	8,043
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/2031 (1)	8,765	8,258
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/2036 (1)	6,190	5,773
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2024 (2)	4,680	4,832
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2025 (2)	5,145	5,313
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2026 (2)	10,140	10,434
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/2026	2,500	2,505
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2027 (2)	11,155	11,434
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2028 (2)	8,500	8,709
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2029 (2)	4,765	4,885
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2030 (2)	7,500	7,704
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/2031 (2)	6,000	6,175
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/2031	5,000	4,919
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/2035	36,500	34,573
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/2010 (2)	6,330	6,626
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/2008 (1)(Prere.)	1,650	1,680
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/2017 (1)	350	355
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	450	467
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/2009 (2)(Prere.)	1,085	1,127
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/2009 (2)(Prere.)	2,235	2,329
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/2012 (2)	3,935	4,057
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/2015 (2)	1,915	1,967
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/2016 (2)	800	822
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/2017 (4)	8,025	8,199
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/2025 (4)	7,000	7,022
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2019 (2)	2,425	2,499
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2021 (2)	1,750	1,777
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2022 (2)	3,425	3,460
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2023 (2)	3,610	3,627
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2024 (2)	3,305	3,310
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fashion Institute
of Technology Student Housing Corp.)	5.250%	7/1/2026 (3)	6,105	5,878
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fashion Institute
of Technology Student Housing Corp.)	5.250%	7/1/2029 (3)	7,120	6,837
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fashion Institute
of Technology Student Housing Corp.)	5.250%	7/1/2031 (3)	10,000	9,597
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fashion Institute
of Technology Student Housing Corp.)	5.250%	7/1/2034 (3)	8,000	7,680
New York State Dormitory Auth. Rev.
Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/2027 (4)(7)	5,000	4,849
New York State Dormitory Auth. Rev.
Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/2036 (4)(7)	15,000	14,132
New York State Dormitory Auth. Rev.
Non State Supported Debt (Long Island
Jewish Obligated Group)	5.000%	5/1/2032	6,500	5,994
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai
School of Medicine of New York Univ.)	5.000%	7/1/2027 (1)	8,000	7,582
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai
School of Medicine of New York Univ.)	5.000%	7/1/2035 (1)	25,265	23,759
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai
School of Medicine of New York Univ.)	4.500%	7/1/2037 (1)	14,020	12,153
New York State Dormitory Auth. Rev.
Non State Supported Debt (New York Univ. Hosp.)	5.000%	7/1/2022	8,000	7,353
New York State Dormitory Auth. Rev.
Non State Supported Debt (Presbyterian Hosp.)	5.000%	8/15/2036 (4)	12,500	11,777
New York State Dormitory Auth. Rev.
Non State Supported Debt (St. John's Univ.)	5.250%	7/1/2032 (1)	20,000	19,595
New York State Dormitory Auth. Rev.
Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/2032	8,405	8,007
New York State Dormitory Auth. Rev.
Non State Supported Debt (Vassar College)	5.000%	7/1/2046	30,000	28,064
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	3.245%	1/19/2010 (1)	10,000	9,990
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/2015	7,650	8,200
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2016	3,095	3,297
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/2016	6,000	6,421
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2018	10,000	10,669
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/2019	36,610	38,685
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/2022	5,450	5,486
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2022	3,085	3,300
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2024	3,490	3,693
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/2025	4,540	4,514
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2025	4,175	4,422
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2026	2,890	3,053
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2027	3,000	3,159
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2028	3,095	3,260
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/2029	2,530	2,668
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	10/15/2035	5,815	5,604
New York State Local Govt. Assistance
Corp. VRDO	2.800%	3/7/2008 LOC	4,095	4,095
New York State Thruway Auth. Rev.	5.000%	1/1/2026 (3)	4,695	4,624
New York State Thruway Auth. Rev.	5.000%	1/1/2027 (3)	2,000	1,962
New York State Thruway Auth. Rev.	5.000%	1/1/2028 (3)	2,500	2,441
New York State Thruway Auth. Rev.	5.000%	1/1/2029 (3)	4,500	4,369
New York State Thruway Auth. Rev.	5.000%	1/1/2030 (3)	3,000	2,899
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/2011 (3)(Prere.)	2,000	2,155
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/2011 (3)(Prere.)	3,000	3,233
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	10/1/2011 (1)(Prere.)	7,500	8,020
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2014	4,010	4,309
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/2014 (2)	32,875	34,937
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2016	5,050	5,401
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/2025 (2)	10,000	9,853
New York State Thruway Auth. Rev.
(Service Contract)	5.750%	4/1/2009 (1)(Prere.)	4,000	4,166
New York State Urban Dev. Corp. Rev.
(Community Enhancement Fac.)	5.125%	4/1/2009 (2)(Prere.)	5,500	5,692
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	2,500	2,592
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	3,000	3,111
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	5,000	5,184
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	4,110	4,261
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.750%	1/1/2011 (4)(Prere.)	6,380	6,839
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/2016	7,155	7,662
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/2023 (4)	7,860	7,883
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/2024 (4)	3,500	3,496
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2023 (1)	19,645	20,632
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/2024 (1)	5,000	5,234
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/2015 (3)	5,000	5,237
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/2020 (3)	8,685	9,848
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/2021 (3)	9,230	10,408
North Hempstead NY GO	6.400%	4/1/2010 (3)	1,500	1,607
North Hempstead NY GO	6.400%	4/1/2011 (3)	2,075	2,275
Orange County NY GO	5.000%	7/15/2019	1,500	1,548
Orange County NY GO	5.000%	7/15/2020	2,000	2,043
Orange County NY GO	5.000%	7/15/2021	1,035	1,050
Orange County NY GO	5.000%	7/15/2022	1,000	1,009
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2033	16,990	16,282
Suffolk County NY GO	5.250%	5/1/2016 (4)	3,315	3,635
Suffolk County NY GO	5.250%	5/1/2017 (4)	9,780	10,558
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2010 (2)(ETM)	3,790	3,980
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2011 (2)(ETM)	2,380	2,532
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2012 (2)(ETM)	4,290	4,609
Suffolk County NY Water Auth. Rev.	5.250%	6/1/2017 (2)(ETM)	1,695	1,850
Tobacco Settlement Asset Securitization
Corp. Inc. New York	6.375%	7/15/2009 (Prere.)	10,000	10,544
Tobacco Settlement Asset Securitization
Corp. Inc. New York	5.125%	6/1/2042	10,000	8,879
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.350%	3/3/2008	2,180	2,180
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/2009 (2)(ETM)	1,065	1,098
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2014	3,000	3,182
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2015	2,930	3,108
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2016	2,500	2,648
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2017	16,770	17,779
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/2018	2,330	2,437
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2018	30,285	31,597
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/2019	43,025	44,429
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/2021 (8)(ETM)	5,000	5,738
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/2021 (1)	11,370	11,849
Outside New York:
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2012 (1)(Prere.)	6,250	6,808
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2012 (1)(Prere.)	6,500	7,081
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2015 (1)	5,000	5,102
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/2016 (1)	16,345	17,240
Puerto Rico GO	5.000%	7/1/2013 (Prere.)	3,700	3,981
Puerto Rico GO	5.500%	7/1/2013 (3)	6,000	6,372
Puerto Rico GO	5.500%	7/1/2020 (3)	6,305	6,467
Puerto Rico GO	5.500%	7/1/2021 (1)	16,505	16,714
Puerto Rico GO	5.000%	7/1/2033	3,200	2,882
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/2035 (1)	28,000	26,263
Puerto Rico Infrastructure Financing
Auth. Special Obligation Bonds	5.500%	10/1/2040	10,560	10,938
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	5.500%	7/1/2027 (3)	7,230	7,078
Puerto Rico Muni. Finance Agency	5.875%	8/1/2009 (4)(Prere.)	6,480	6,822
Puerto Rico Muni. Finance Agency	6.000%	8/1/2009 (4)(Prere.)	2,645	2,789
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	7,000	7,451
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	860	943
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	9,140	10,022
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	25,000	1,419
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2011	2,000	2,046
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2023	2,000	1,894

Total Municipal Bonds
(Cost $2,701,450)				2,621,539

Other Assets and Liabilities-Net (-0.2%)				(5,132)

Net Assets (100%)				2,616,407

1 Securities with a value of $6,461,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the value of this security represented 0.2% of net assets.
3 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 29, 2008.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $2,704,038,000. Net unrealized depreciation of investment securities for tax purposes was $82,499,000, consisting of unrealized gains of $36,021,000 on securities that had risen in value since their purchase and $118,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(446)	52,907	(1,206)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of February 29, 2008:

	Investments in Securities ($000)	Other Financial Instruments ($000)
Valuation Inputs
Level 1- Quoted Prices		(1,206)
Level 2- Other Significant Observable Inputs	2,621,539
Level 3- Significant Unobservable Inputs
Total	2,621,539	(1,206)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.